Federated Hermes Government Income Fund
Portfolio of Investments
April 30, 2021 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—98.0%
		Federal Home Loan Mortgage Corporation—30.3%
$ 2,951,679		1.500%, 11/1/2050	$2,895,139
4,105,830		2.000%, 6/1/2050	4,154,804
4,000,000		2.000%, 4/1/2051	4,042,712
8,962,113		3.000%, 1/1/2046	9,654,403
7,357,715		3.000%, 7/1/2050	7,703,041
12,197,069		3.000%, 10/1/2050	12,923,894
6,636,118		3.500%, 4/1/2050	7,082,851
10,260,843		3.500%, 4/1/2050	11,049,706
4,936,868		4.000%, 4/1/2049	5,436,594
151,546		4.000%, 6/1/2049	162,624
2,642,523		4.000%, 4/1/2050	2,834,861
131,187		4.500%, 3/1/2024	137,116
250,649		4.500%, 11/1/2039	279,880
353,029		4.500%, 5/1/2040	396,663
585,361		4.500%, 6/1/2040	657,711
105,672		4.500%, 9/1/2040	118,733
76,374		5.000%, 8/1/2023	79,149
11,286		5.500%, 12/1/2021	11,416
2,075		5.500%, 1/1/2022	2,103
1,964		5.500%, 1/1/2022	1,990
6,476		5.500%, 1/1/2022	6,550
544,493		5.500%, 5/1/2034	626,282
18,169		5.500%, 12/1/2035	21,083
65,043		5.500%, 3/1/2036	75,554
219,429		5.500%, 1/1/2038	255,031
97,920		5.500%, 3/1/2038	113,981
75,359		5.500%, 11/1/2038	87,831
76,356		5.500%, 1/1/2039	88,884
72,805		6.000%, 3/1/2038	86,604
17,038		6.500%, 9/1/2029	19,141
29,057		7.000%, 2/1/2031	34,341
30,845		7.000%, 10/1/2031	35,085
30,015		7.000%, 1/1/2032	35,361
33,537		7.000%, 3/1/2032	38,918
87,299		7.500%, 6/1/2027	98,852
14,042		7.500%, 8/1/2029	16,329
4,293		7.500%, 1/1/2031	5,033
85,841		7.500%, 2/1/2031	100,551
		TOTAL	71,370,801
		Federal National Mortgage Association—50.9%
13,301,205		2.000%, 9/1/2050	13,447,392
5,738,675		2.000%, 11/1/2050	5,801,746
5,500,000		2.000%, 5/1/2051	5,558,729
6,573,521		2.500%, 10/1/2050	6,829,985
1,781,725		3.000%, 6/1/2027	1,879,231

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 1,103,715		3.000%, 7/1/2027	$1,164,116
1,529,888		3.000%, 8/1/2045	1,617,946
11,369,038		3.000%, 10/1/2046	12,051,849
4,544,087		3.000%, 9/1/2047	4,835,459
10,362,281		3.000%, 3/1/2050	10,945,769
4,094,195		3.500%, 12/1/2041	4,467,814
2,125,599		3.500%, 9/1/2042	2,316,251
226,207		3.500%, 9/1/2042	246,497
669,152		3.500%, 12/1/2042	729,170
5,620,935		3.500%, 5/1/2049	6,077,670
4,274,506		3.500%, 9/1/2049	4,637,865
4,307,417		3.500%, 12/1/2049	4,666,842
5,351,395		3.500%, 12/1/2049	5,769,504
2,217,847		4.000%, 12/1/2031	2,409,771
1,390,134		4.000%, 12/1/2041	1,536,495
6,012,611		4.000%, 12/1/2041	6,645,654
1,336,797		4.000%, 6/1/2042	1,477,543
3,597,303		4.000%, 12/1/2042	3,974,924
1,644,569		4.500%, 9/1/2041	1,857,602
635,972		4.500%, 10/1/2041	714,379
1,260,815		4.500%, 11/1/2041	1,416,257
151,074		4.500%, 11/1/2041	169,699
2,413,829		4.500%, 8/1/2049	2,695,582
73,544		5.000%, 10/1/2023	76,521
43,910		5.000%, 4/1/2024	45,915
717,817		5.000%, 1/1/2040	824,161
276,114		5.500%, 12/1/2035	319,931
5,137		6.000%, 2/1/2022	5,202
522,928		6.000%, 2/1/2033	606,067
26,409		6.000%, 5/1/2036	31,166
104,262		6.000%, 7/1/2036	123,652
293,074		6.000%, 1/1/2037	347,464
25,867		6.000%, 9/1/2037	30,723
42,878		6.000%, 9/1/2037	50,992
85,360		6.000%, 6/1/2038	101,175
69,672		6.000%, 8/1/2038	82,782
38,019		6.000%, 10/1/2038	45,092
1,745		6.500%, 12/1/2027	1,952
2,798		6.500%, 6/1/2029	3,200
8,208		6.500%, 7/1/2029	9,377
6,568		6.500%, 8/1/2029	7,451
1,522		6.500%, 8/1/2029	1,731
128,676		6.500%, 5/1/2032	148,684
25,406		6.500%, 12/1/2035	30,138
28,017		6.500%, 7/1/2037	33,516
300,272		6.500%, 8/1/2037	358,008
64,087		6.500%, 9/1/2037	76,749
980		7.000%, 7/1/2029	1,129
2,465		7.000%, 9/1/2029	2,541
132		7.000%, 10/1/2031	144

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 46,101		7.000%, 11/1/2031	$54,779
44,318		7.000%, 12/1/2031	52,717
12,178		7.000%, 12/1/2031	14,470
13,625		7.000%, 12/1/2031	16,055
5,249		7.000%, 1/1/2032	6,198
31,679		7.000%, 2/1/2032	37,756
16,930		7.500%, 7/1/2028	19,544
27,386		7.500%, 8/1/2031	32,433
52,085		8.000%, 12/1/2026	58,692
		TOTAL	119,599,848
		Government National Mortgage Association—1.6%
135,442		5.500%, 4/15/2034	154,070
393,085		5.500%, 6/15/2034	448,294
50,935		6.000%, 1/15/2032	58,775
177,960		6.000%, 5/15/2036	207,484
5,108		6.500%, 5/15/2027	5,680
4,193		6.500%, 1/15/2029	4,788
11,325		6.500%, 1/15/2029	12,852
6,330		6.500%, 1/20/2029	7,124
3,714		6.500%, 2/15/2029	4,026
2,060		6.500%, 3/20/2029	2,327
3,174		6.500%, 5/20/2029	3,595
7,391		6.500%, 7/20/2029	8,379
3,333		6.500%, 8/20/2029	3,785
1,698		6.500%, 10/20/2029	1,918
3,371		6.500%, 11/20/2029	3,847
2,632		6.500%, 10/20/2030	3,018
4,153		6.500%, 4/20/2031	4,783
2,197		6.500%, 5/20/2031	2,532
12,167		6.500%, 6/20/2031	14,032
2,507		6.500%, 7/15/2031	2,910
733		6.500%, 7/15/2031	851
3,315		6.500%, 7/20/2031	3,825
3,624		6.500%, 10/20/2031	4,188
2,988		6.500%, 11/20/2031	3,455
9,105		6.500%, 1/20/2032	10,513
131,829		6.500%, 10/20/2038	156,834
13,016		7.000%, 6/15/2026	14,380
4,339		7.000%, 6/15/2026	4,775
4,592		7.000%, 12/15/2026	5,053
6,345		7.000%, 6/15/2027	7,019
1,107		7.000%, 10/15/2027	1,235
3,100		7.000%, 11/15/2027	3,429
3,604		7.000%, 2/15/2028	4,033
10,779		7.000%, 4/15/2028	12,128
2,234		7.000%, 6/15/2028	2,532
15,448		7.000%, 6/15/2028	17,491
8,205		7.000%, 7/15/2028	9,200
13,319		7.000%, 7/15/2028	14,952
42,752		7.000%, 8/15/2028	48,738

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 5,054		7.000%, 8/15/2028	$5,704
869		7.000%, 9/15/2028	977
3,467		7.000%, 9/15/2028	3,921
3,879		7.000%, 10/15/2028	4,405
14,895		7.000%, 10/15/2028	16,812
464		7.000%, 11/15/2028	465
47,318		7.000%, 11/15/2028	54,144
11,409		7.000%, 12/15/2028	12,890
12,709		7.000%, 12/15/2028	14,569
33,052		7.000%, 12/15/2028	36,717
14,871		7.000%, 12/15/2028	16,803
3,555		7.000%, 1/15/2029	4,064
2,457		7.000%, 1/15/2029	2,819
4,546		7.000%, 1/15/2029	5,125
2,379		7.000%, 1/15/2029	2,560
2,266		7.000%, 1/15/2029	2,583
11,281		7.000%, 1/15/2029	12,849
3,314		7.000%, 1/15/2029	3,682
1,341		7.000%, 1/15/2029	1,394
10,205		7.000%, 1/15/2029	11,698
12,531		7.000%, 1/15/2029	14,390
28,697		7.000%, 1/15/2029	32,925
1,042		7.000%, 2/15/2029	1,184
2,632		7.000%, 2/15/2029	3,017
6,160		7.000%, 2/15/2029	7,049
2,059		7.000%, 2/15/2029	2,350
9,471		7.000%, 2/15/2029	10,827
206		7.000%, 2/15/2029	233
101		7.000%, 2/15/2029	111
1,171		7.000%, 3/15/2029	1,325
7,820		7.000%, 3/15/2029	8,759
2,334		7.000%, 3/15/2029	2,660
1,002		7.000%, 3/15/2029	1,150
976		7.000%, 3/15/2029	1,122
1,559		7.000%, 3/15/2029	1,789
1,003		7.000%, 3/15/2029	1,149
1,791		7.000%, 3/15/2029	2,048
42,440		7.000%, 4/15/2029	48,607
2,328		7.000%, 4/15/2029	2,666
1,425		7.000%, 4/15/2029	1,627
4,665		7.000%, 4/15/2029	5,348
8,198		7.000%, 4/15/2029	9,223
5,378		7.000%, 4/15/2029	5,850
207		7.000%, 4/15/2029	238
2,663		7.000%, 5/15/2029	3,039
634		7.000%, 5/15/2029	724
2,179		7.000%, 5/15/2029	2,505
2,653		7.000%, 5/15/2029	3,057
2,653		7.000%, 5/15/2029	3,036
5,599		7.000%, 6/15/2029	6,430

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,555		7.000%, 6/15/2029	$2,944
3,430		7.000%, 6/15/2029	3,910
278		7.000%, 6/15/2029	321
661		7.000%, 6/15/2029	762
10,013		7.000%, 6/15/2029	11,488
1,616		7.000%, 6/15/2029	1,862
737		7.000%, 6/15/2029	842
5,755		7.000%, 7/15/2029	6,585
1,749		7.000%, 7/15/2029	1,935
8,164		7.000%, 7/15/2029	9,392
48,101		7.000%, 7/15/2029	55,471
9,480		7.000%, 7/15/2029	10,932
1,004		7.000%, 7/15/2029	1,140
2,035		7.000%, 7/15/2029	2,345
5,266		7.000%, 7/15/2029	6,073
2,196		7.000%, 7/15/2029	2,493
6,473		7.000%, 7/15/2029	7,427
911		7.000%, 8/15/2029	1,048
1,823		7.000%, 8/15/2029	2,106
2,031		7.000%, 8/15/2029	2,321
1,395		7.000%, 8/15/2029	1,611
7,225		7.000%, 8/15/2029	8,259
1,920		7.000%, 9/15/2029	2,205
11,434		7.000%, 9/15/2029	13,071
5,592		7.000%, 9/15/2029	6,465
4,322		7.000%, 9/15/2029	4,985
6,627		7.000%, 9/15/2029	7,636
1,835		7.000%, 11/15/2029	2,122
17,029		7.000%, 12/15/2029	19,503
3,451		7.000%, 12/15/2029	3,945
3,162		7.000%, 1/15/2030	3,663
18,427		7.000%, 1/15/2030	21,364
17,604		7.000%, 2/15/2030	19,827
4,098		7.000%, 2/15/2030	4,748
9,203		7.000%, 2/15/2030	10,678
24,527		7.000%, 2/15/2030	28,456
47,744		7.000%, 3/15/2030	55,013
19,637		7.000%, 3/15/2030	22,550
362		7.000%, 4/15/2030	365
3,125		7.000%, 4/15/2030	3,629
15,519		7.000%, 6/15/2030	18,055
4,856		7.000%, 6/15/2030	5,630
23,016		7.000%, 8/15/2030	26,795
6,744		7.000%, 8/15/2030	7,737
9,371		7.000%, 9/15/2030	10,368
13,394		7.000%, 10/15/2030	15,550
3,925		7.000%, 10/15/2030	4,230
3,457		7.000%, 11/15/2030	4,036
8,654		7.000%, 2/15/2031	10,102
102,870		7.000%, 2/15/2031	119,841

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 3,799		7.000%, 3/15/2031	$4,417
26,584		7.000%, 3/15/2031	30,990
948		7.000%, 7/15/2031	1,097
379		7.000%, 9/15/2031	436
20,372		7.000%, 10/15/2031	23,758
9,076		7.000%, 11/15/2031	10,585
8,134		7.000%, 1/15/2032	9,299
8,050		7.000%, 4/15/2032	9,346
12,107		7.000%, 5/15/2032	14,120
636		7.000%, 11/15/2032	709
552		7.000%, 1/15/2033	647
145,898		7.500%, 11/15/2027	165,181
123,726		7.500%, 11/15/2027	140,411
463		7.500%, 4/15/2029	531
4,264		7.500%, 7/15/2029	4,765
355		7.500%, 7/15/2029	409
1,056		7.500%, 8/15/2029	1,224
458		7.500%, 8/15/2029	529
27,533		7.500%, 8/15/2029	31,528
22,556		7.500%, 8/15/2029	26,168
8,699		7.500%, 8/15/2029	10,147
33,637		7.500%, 8/15/2029	39,270
17,410		7.500%, 8/20/2029	20,085
4,292		7.500%, 9/15/2029	4,965
29,674		7.500%, 9/15/2029	34,361
4,464		7.500%, 10/15/2029	5,202
9,364		7.500%, 10/15/2029	10,589
17,063		7.500%, 10/15/2029	19,621
3,013		7.500%, 10/15/2029	3,521
5,252		7.500%, 12/15/2029	6,082
6,972		7.500%, 1/15/2030	8,081
11,025		7.500%, 3/20/2030	12,798
13,794		7.500%, 8/15/2030	15,973
11,627		7.500%, 10/15/2030	13,709
49,447		7.500%, 10/15/2030	54,706
9,295		7.500%, 10/15/2030	10,833
7,182		7.500%, 11/20/2030	8,373
7,028		7.500%, 12/15/2030	8,292
7,023		7.500%, 1/15/2031	8,299
5,733		7.500%, 2/15/2031	6,764
18,780		7.500%, 4/20/2031	22,053
54,965		7.500%, 7/15/2031	64,117
1,508		7.500%, 9/15/2031	1,767
284		7.500%, 9/15/2031	286
15,571		7.500%, 10/15/2031	18,375
11,426		7.500%, 11/15/2031	13,509
10,337		7.500%, 12/15/2031	11,471
8,421		7.500%, 3/15/2032	9,900
6,326		7.500%, 5/15/2032	7,502
831		8.000%, 11/15/2023	874

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 28,111		8.000%, 11/15/2027	$31,434
8,916		8.000%, 5/15/2029	10,414
18,409		8.000%, 8/15/2029	21,539
65,554		8.000%, 11/15/2029	76,831
27,825		8.000%, 12/15/2029	32,639
2,521		8.000%, 1/15/2030	2,950
12,856		8.000%, 1/15/2030	15,105
2,729		8.000%, 1/15/2030	3,171
850		8.000%, 3/15/2030	878
11,491		8.000%, 4/15/2030	13,543
401		8.000%, 4/15/2030	472
6,134		8.000%, 4/15/2030	7,195
697		8.000%, 4/15/2030	811
5,336		8.000%, 4/15/2030	6,210
2,988		8.000%, 4/15/2030	3,508
1,925		8.000%, 5/15/2030	2,271
1,224		8.000%, 5/15/2030	1,428
240		8.000%, 5/15/2030	276
1,292		8.000%, 5/15/2030	1,504
3,011		8.000%, 5/15/2030	3,546
7,638		8.000%, 5/15/2030	8,889
4,773		8.000%, 6/15/2030	5,377
904		8.000%, 6/15/2030	1,065
916		8.000%, 6/15/2030	1,077
4,277		8.000%, 6/15/2030	4,968
8,384		8.000%, 6/15/2030	9,776
60,880		8.000%, 6/15/2030	71,412
29,758		8.000%, 6/15/2030	35,124
3,536		8.000%, 6/15/2030	3,844
644		8.000%, 7/15/2030	662
42,286		8.000%, 7/15/2030	49,838
2,359		8.000%, 7/15/2030	2,769
3,856		8.000%, 7/15/2030	4,551
20,030		8.500%, 6/15/2030	23,467
		TOTAL	3,657,524
	[2]	Uniform Mortgage-Backed Securities, TBA—15.2%
34,500,000		2.500%, 5/1/2051	35,796,455
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $227,980,570)	230,424,628
		GOVERNMENT AGENCY—1.2%
		Federal Farm Credit System—1.2%
3,000,000		0.700%, 1/27/2027 (IDENTIFIED COST $3,000,000)	2,938,604
		INVESTMENT COMPANY—18.7%
43,964,485	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[4] (IDENTIFIED COST $43,964,485)	43,964,485
		TOTAL INVESTMENT IN SECURITIES—117.9% (IDENTIFIED COST $274,945,055)	277,327,717
		OTHER ASSETS AND LIABILITIES - NET—(17.9)%[5]	(42,139,779)
		TOTAL NET ASSETS—100%	$235,187,938

At April 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[6]United States Treasury Notes 10-Year Short Futures	85	$11,222,656	June 2021	$197,039
[6]United States Treasury Long Bond Short Futures	25	$3,931,250	June 2021	$(61,151)
[6]United States Treasury Notes 10-Year Ultra Short Futures	25	$3,638,672	June 2021	$91,851
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$227,739
The average notional value of short futures contracts held by the Fund throughout the period was $18,435,625. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2021	$8,455,721
Purchases at Cost	$75,744,020
Proceeds from Sales	$(40,235,256)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 4/30/2021	$43,964,485
Shares Held as of 4/30/2021	43,964,485
Dividend Income	$3,006

1
Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government
National Mortgage Association securities approximates one to ten years.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of April 30, 2021.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$230,424,628	$—	$230,424,628
Government Agencies	—	2,938,604	—	2,938,604
Investment Company	43,964,485	—	—	43,964,485
TOTAL SECURITIES	$43,964,485	$233,363,232	$—	$277,327,717
Other Financial Instruments:[1]
Assets	$288,890	$—	$—	$288,890
Liabilities	(61,151)	—	—	(61,151)
TOTAL OTHER FINANCIAL INSTRUMENTS	$227,739	$—	$—	$227,739

[1]	Other financial instruments are futures contracts.